Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	40.70%
Class A | Americas
Holdings [Line Items]
Percent of Total Investments	35.30%
Class A | Other Europe
Holdings [Line Items]
Percent of Total Investments	6.90%
Class A | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	5.60%
Class A | EMU
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class C | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	40.70%
Class C | Americas
Holdings [Line Items]
Percent of Total Investments	35.30%
Class C | Other Europe
Holdings [Line Items]
Percent of Total Investments	6.90%
Class C | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	5.60%
Class C | EMU
Holdings [Line Items]
Percent of Total Investments	3.00%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class R | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	40.70%
Class R | Americas
Holdings [Line Items]
Percent of Total Investments	35.30%
Class R | Other Europe
Holdings [Line Items]
Percent of Total Investments	6.90%
Class R | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	5.60%
Class R | EMU
Holdings [Line Items]
Percent of Total Investments	3.00%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class R6 | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	40.70%
Class R6 | Americas
Holdings [Line Items]
Percent of Total Investments	35.30%
Class R6 | Other Europe
Holdings [Line Items]
Percent of Total Investments	6.90%
Class R6 | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	5.60%
Class R6 | EMU
Holdings [Line Items]
Percent of Total Investments	3.00%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Advisor Class | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	40.70%
Advisor Class | Americas
Holdings [Line Items]
Percent of Total Investments	35.30%
Advisor Class | Other Europe
Holdings [Line Items]
Percent of Total Investments	6.90%
Advisor Class | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	5.60%
Advisor Class | EMU
Holdings [Line Items]
Percent of Total Investments	3.00%
Advisor Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class A | Americas
Holdings [Line Items]
Percent of Total Investments	36.60%
Class A | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	30.80%
Class A | Other Europe
Holdings [Line Items]
Percent of Total Investments	10.80%
Class A | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	8.50%
Class A | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class C | Americas
Holdings [Line Items]
Percent of Total Investments	36.60%
Class C | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	30.80%
Class C | Other Europe
Holdings [Line Items]
Percent of Total Investments	10.80%
Class C | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	8.50%
Class C | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class R | Americas
Holdings [Line Items]
Percent of Total Investments	36.60%
Class R | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	30.80%
Class R | Other Europe
Holdings [Line Items]
Percent of Total Investments	10.80%
Class R | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	8.50%
Class R | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class R6 | Americas
Holdings [Line Items]
Percent of Total Investments	36.60%
Class R6 | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	30.80%
Class R6 | Other Europe
Holdings [Line Items]
Percent of Total Investments	10.80%
Class R6 | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	8.50%
Class R6 | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Advisor Class | Americas
Holdings [Line Items]
Percent of Total Investments	36.60%
Advisor Class | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	30.80%
Advisor Class | Other Europe
Holdings [Line Items]
Percent of Total Investments	10.80%
Advisor Class | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	8.50%
Advisor Class | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Advisor Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Advisor Class | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	31.90%
Advisor Class | Asia
Holdings [Line Items]
Percent of Total Investments	19.80%
Advisor Class | Australia & New Zealand
Holdings [Line Items]
Percent of Total Investments	11.80%
Advisor Class | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Advisor Class | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	6.10%
Advisor Class | Europe
Holdings [Line Items]
Percent of Total Investments	6.10%
Advisor Class | Other. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Advisor Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Class A | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	31.90%
Class A | Asia
Holdings [Line Items]
Percent of Total Investments	19.80%
Class A | Australia & New Zealand
Holdings [Line Items]
Percent of Total Investments	11.80%
Class A | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Class A | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	6.10%
Class A | Europe
Holdings [Line Items]
Percent of Total Investments	6.10%
Class A | Other. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Class C | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	31.90%
Class C | Asia
Holdings [Line Items]
Percent of Total Investments	19.80%
Class C | Australia & New Zealand
Holdings [Line Items]
Percent of Total Investments	11.80%
Class C | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Class C | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	6.10%
Class C | Europe
Holdings [Line Items]
Percent of Total Investments	6.10%
Class C | Other. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Class R | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	31.90%
Class R | Asia
Holdings [Line Items]
Percent of Total Investments	19.80%
Class R | Australia & New Zealand
Holdings [Line Items]
Percent of Total Investments	11.80%
Class R | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Class R | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	6.10%
Class R | Europe
Holdings [Line Items]
Percent of Total Investments	6.10%
Class R | Other. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Class R6 | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	31.90%
Class R6 | Asia
Holdings [Line Items]
Percent of Total Investments	19.80%
Class R6 | Australia & New Zealand
Holdings [Line Items]
Percent of Total Investments	11.80%
Class R6 | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Class R6 | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	6.10%
Class R6 | Europe
Holdings [Line Items]
Percent of Total Investments	6.10%
Class R6 | Other. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Advisor Class | Americas
Holdings [Line Items]
Percent of Total Investments	31.30%
Advisor Class | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	18.80%
Advisor Class | Other Europe
Holdings [Line Items]
Percent of Total Investments	17.00%
Advisor Class | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	12.40%
Advisor Class | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Advisor Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class A | Americas
Holdings [Line Items]
Percent of Total Investments	31.30%
Class A | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	18.80%
Class A | Other Europe
Holdings [Line Items]
Percent of Total Investments	17.00%
Class A | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	12.40%
Class A | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class C | Americas
Holdings [Line Items]
Percent of Total Investments	31.30%
Class C | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	18.80%
Class C | Other Europe
Holdings [Line Items]
Percent of Total Investments	17.00%
Class C | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	12.40%
Class C | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class R | Americas
Holdings [Line Items]
Percent of Total Investments	31.30%
Class R | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	18.80%
Class R | Other Europe
Holdings [Line Items]
Percent of Total Investments	17.00%
Class R | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	12.40%
Class R | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class R6 | Americas
Holdings [Line Items]
Percent of Total Investments	31.30%
Class R6 | Asia Pacific
Holdings [Line Items]
Percent of Total Investments	18.80%
Class R6 | Other Europe
Holdings [Line Items]
Percent of Total Investments	17.00%
Class R6 | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	12.40%
Class R6 | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%